Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	$ 535	$ 222	$ 545	$ 262
Change in fair value included in earnings	(105)	(15)	(235)	(22)
Change in fair value included in other comprehensive income	(20)	(3)	10	1
Purchases	362	123	861	312
Sales	(207)	(102)	(608)	(338)
Transfers into Level 3	41	53	205	98
Transfers out of Level 3	(22)	(6)	(194)	(41)
Assets at end of period	584	272	584	272
Change in unrealized gains (losses) recorded in income for instruments still held	(74)	(6)	(159)	(13)
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	487	215	538	255
Change in fair value included in earnings	(115)	(15)	(245)	(22)
Change in fair value included in other comprehensive income	(18)	(3)	12	1
Purchases	362	97	811	280
Sales	(151)	(96)	(540)	(326)
Transfers into Level 3	41	53	202	98
Transfers out of Level 3	(22)	(5)	(194)	(40)
Assets at end of period	584	246	584	246
Change in unrealized gains (losses) recorded in income for instruments still held	(74)	(6)	(158)	(13)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	48	7	7	7
Change in fair value included in earnings	10		10
Change in fair value included in other comprehensive income	(2)		(2)
Purchases		26	50	32
Sales	(56)	(6)	(68)	(12)
Transfers into Level 3			3
Transfers out of Level 3		(1)		(1)
Assets at end of period		26		26
Change in unrealized gains (losses) recorded in income for instruments still held			(1)
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	2,062	1,907	1,984	1,825
Change in fair value included in earnings	(23)	10	(27)	20
Change in fair value included in other comprehensive income	(57)	(21)	23	2
Purchases	58	77	244	324
Sales	(233)	(66)	(418)	(264)
Maturities/Settlement		(1)		(1)
Transfers into Level 3			1
Assets at end of period	1,807	1,906	1,807	1,906
Change in unrealized gains (losses) recorded in income for instruments still held	2	16	7	36
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	2,062	1,907	1,984	1,825
Change in fair value included in earnings	(23)	10	(27)	20
Change in fair value included in other comprehensive income	(57)	(21)	23	2
Purchases	58	77	244	324
Sales	(233)	(66)	(418)	(264)
Maturities/Settlement		(1)		(1)
Transfers into Level 3			1
Assets at end of period	1,807	1,906	1,807	1,906
Change in unrealized gains (losses) recorded in income for instruments still held	2	16	7	36
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	84	70	82	63
Purchases	4	10	6	17
Assets at end of period	88	80	88	80
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	83	69	81	62
Purchases	4	10	6	17
Assets at end of period	87	79	87	79
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1	1	1	1
Assets at end of period	1	1	1	1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	2,028	2,172	1,736	1,450
Change in fair value included in earnings			(3)	7
Change in fair value included in other comprehensive income	95	(31)	183	13
Purchases	765	155	1,705	1,369
Maturities/Settlement	(685)	(132)	(1,418)	(675)
Assets at end of period	2,203	2,164	2,203	2,164
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	4		1	2
Transfers into Level 3		1	3	1
Transfers out of Level 3	(1)		(1)	(2)
Liabilities at end of period	3	1	3	1
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period				1
Transfers out of Level 3				(1)
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	4		1	1
Transfers into Level 3		1	3	1
Transfers out of Level 3	(1)		(1)	(1)
Liabilities at end of period	$ 3	1	$ 3	1
Fair Value Liabilities [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchases				(7)
Sales		172		179
Liabilities at end of period		172		172
Fair Value Liabilities [Member] | Securities sold but not yet purchased [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchases				(7)
Sales		172		179
Liabilities at end of period		$ 172		$ 172